Acquisitions and Divestitures	9 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the nine months ended December 31, 2019 and 2020.
During the three months ended June 30, 2020, we completed the purchase price allocation of wind power generation subsidiaries in India, which became our wholly owned subsidiaries during the three months ended December 31, 2019. As a result, the fair value of net assets acquired, which is the difference between the assets acquired and liabilities assumed, exceeded the fair value of the consideration paid by ¥4,365 million, and this excess was recognized as bargain purchase gain.
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2019 and 2020 were ¥58,488 million and ¥9,436 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2019 mainly consisted of ¥16,216 million in Real Estate, ¥24,052 million in ORIX USA and ¥18,127 million in PE Investment and Concession. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the nine months ended December 31, 2020 mainly consisted of ¥2,451 million in ORIX USA,
¥4,936 million
Asia and Australia,
 ¥
574
million in Corporate Financial Services and Maintenance Leasing and ¥
1,131
million in Environment and Energy.
Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2019 and 2020 were ¥25,200 million and ¥1,755 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2019 mainly consisted of ¥16,193 million in PE Investment and Concession and ¥8,700 million in ORIX USA. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended December 31, 2020 mainly consisted of ¥538 million in Corporate Financial Services and Maintenance Leasing and ¥1,114 million in Environment and Energy.
Since April 1, 2020, the reportable segments have been reorganized. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.